Leases (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure of leases [Abstract]
Schedule of Lease Assets

	Product transportation and storage	Field equipment and power	Offshore vessels and equipment	Office leases and other	Total
At December 31, 2019	$1,166	$317	$182	$124	$1,789
Additions (1)	17	121	7	3	148
Depreciation	(124)	(53)	(51)	(26)	(254)
Derecognitions	(20)	(5)	(10)	—	(35)
Foreign exchange adjustments and other	(1)	(1)	—	(1)	(3)
At December 31, 2020	$1,038	$379	$128	$100	$1,645
Additions	48	36	—	4	88
Depreciation	(110)	(57)	(27)	(22)	(216)
Foreign exchange adjustments and other	(2)	(4)	(2)	(1)	(9)
At December 31, 2021	$974	$354	$99	$81	$1,508
(1) The acquisition of Painted Pony in 2020 included lease assets of $93 million (note 7).
LEASE ASSETS, BY SEGMENT
As at December 31, 2021 and 2020, the Company had the following lease assets by segment:

	2021	2020
Exploration and Production
North America	$308	$345
North Sea	1	7
Offshore Africa	101	126
Oil Sands Mining and Upgrading	1,027	1,080
Head office	71	87
	$1,508	$1,645

Schedule of Lease Liabilities	Lease liabilities at December 31, 2021 and 2020, were as follows:

	2021	2020
Lease liabilities	$1,584	$1,690
Less: current portion	185	189
	$1,399	$1,501

Schedule of Leases Impact on Net Earnings and Cash Flow
Other amounts included in net earnings and cash flows during 2021 and 2020 are provided below:

	2021	2020
Expenses relating to short-term leases (1)	$450	$409
Interest expense on lease liabilities	$62	$67
Variable lease payments not included in the measurement of lease liabilities	$65	$85
Total cash outflows for leases (2)	$1,089	$983
(1)During 2021, the Company capitalized $303 million (2020 - $197 million) of short-term leases as additions to property, plant and equipment.
(2)Comprised of cash outflows relating to lease liabilities, short-term leases, and variable lease payments.